Consolidated Balance Sheets (Parentheticals) - $ / shares	Jul. 31, 2026	Jul. 31, 2025
Class A ordinary shares
Ordinary shares, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)	52,616,000	48,000,000
Ordinary shares, shares outstanding (in Shares)	50,529,048	48,000,000
Ordinary shares held by Futu trustee limited	2,086,952
Class B ordinary shares
Ordinary shares, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	12,000,000	12,000,000
Ordinary shares, shares outstanding (in Shares)	12,000,000	12,000,000